UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23447

ALPHA ALTERNATIVE ASSETS FUND

(Exact name of registrant as specified in charter)

1615 South Congress Avenue

Suite 103

Delray Beach, Florida 33445

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (949) 326-9796

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 – March 31, 2024

Item 1. Reports to Shareholders.

(a)

ALPHA GROWTH

MANAGEMENT

Alpha Alternative Assets Fund

Semi-Annual Report | March 31, 2024

Table of Contents

Shareholder Letter	1
Portfolio Update	2
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	18
Additional Information	29
Privacy Policy	30

Alpha Alternative Assets Fund	Shareholder Letter
March 31, 2024 (Unaudited)

Dear Shareholder,

I am pleased to provide the 2024 semi-annual update for the Alpha Alternative Assets Fund. As you know Alpha Growth Management embarked on a restructuring and repurposing that brought a change to the Fund’s overall strategy to provide exposure to esoteric assets. Given this, over the last 6 months, the Fund received new subscriptions raising its assets under management to $18.6 million and has deployed the new money into multiple investments that provide exposure to esoteric assets.

Esoteric assets are those assets that are not heavily trafficked, therefore there is less competition in terms of acquiring them. They are generally non-bid, low-correlation, non-flow, non-market, non-auctioned, and non-brokered and for this reason, they are often highly unconventional and illiquid suitable for an interval fund– such as structured settlement receivables, legal finance, life settlements, pharmaceutical and royalties. Alpha Growth Management specializes in sourcing these assets and giving our shareholders a low bar to entry.

The Fund continues to pay a dividend and maintained liquidity to accommodate the share repurchases.

Esoterics can provide a refuge from the wide swath of conventional and unconventional asset classes, which share at their core an erosion of alpha via sophisticated and relentless competition. Without the pressure of competition driving prices up to (and even beyond) fair value, esoteric assets can be bought at prices below fair value.

A few recent investments within the Fund are:

●	100% of the economic interest in a Special Purpose Entity (“SPE”), that matches the characteristics of merchant cash advances (MCAs) with life settlements. The interest from the merchant card advances produces income for the SPE, while also covering the SPEs costs of servicing the life settlements. As the life settlements mature, the SPE will recognize income from the life settlement maturities in addition to the interest income earned on the MCAs.

●	Limited partner interest in the media and entertainment industry that provides income and growth through royalties and cashflows from artistic rights. The limited partnership invests in credit and uncorrelated niche assets in the capital-constrained segments of the media industry, with downside mitigation, cash yield, equity-like optionality. An excellent example of an esoteric investment and should provide the fund additional diversification and scalability.

●	A secured note issued by a leader in the litigation finance sector that yields 12%.

We look forward to bringing you additional updates on our continued efforts to provide investment opportunities in esoteric assets.

On behalf of everyone at Alpha, we thank you for your continued commitment and support to the Fund.

Sincerely,

Gobind Sahney

Principal and Portfolio Manager

Semi-Annual Report | March 31, 2024	1

Alpha Alternative Assets Fund	Portfolio Update
March 31, 2024 (Unaudited)

Average Annual Total Returns (as of March 31, 2024)

	1 Year	3 Year	Since Inception*
Alpha Alternative Assets Fund - I	0.49%	-7.62%	-3.44%
Bloomberg Global Aggregate Index (a)	0.51%	-4.73%	-2.15%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (949)326-9796 or by visiting www.alphagrowthmgt.com.

*	Fund’s inception date is October 1, 2019.

(a)	The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from multiple local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and fixed-rate bonds from both developed and emerging markets issuer.

Disclosures

Performance of $10,000 Initial Investment (as of March 31, 2024)

[1]	Alpha Growth Management LLC, the Fund’s current adviser, became the Fund’s investment adviser on 09/01/2022. Prior to that date, the Fund was advised by a different investment adviser using a different investment strategy.

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect

2	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Portfolio Update
March 31, 2024 (Unaudited)

reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The expense ratio for the Fund was 11.67% for class I and 11.92% for class A, before fee waivers and expense reimbursement, and 2.40% for class I and 2.65% for class A after fee waiver and expense reimbursement, which was stated in the current prospectus. For the Fund’s current one year expense ratios, please refer to the Financial Highlights Section of this report. The Adviser and the Fund have entered into an operating expenses limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least January 31, 2025, to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expenses and dividends on short sales, and any fees and expenses incurred in connection with credit facilities including any commitment fees on borrowings, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs, collateral valuations, liquidation and custody costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses including but not limited to litigation costs) to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 1.50% per annum of the Fund’s average daily net assets.

Portfolio Composition (as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | March 31, 2024	3

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2024 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (6.29%)
FBF 2023-1 LLC Economic Interest(a)(b)	1,200,000	$1,200,000

TOTAL COMMON STOCK
(Cost $1,200,000)		1,200,000

PREFERRED STOCK (3.76%)
Financial (3.76%)
Annaly Capital 6.500%, Series G, Perp	2,000	49,420
Annaly Capital Management, Inc., Series F 6.95%(b)	2,000	50,220
Annaly Capital Management, Inc., Series I 6.75%	2,090	51,895
Athene Holding, Ltd.(c)	4,000	99,440
Bank Of America CRP 5.991%, Series E Perp(b)	5	118
Bank Of America CRP 6.129%, Series 5 Perp(b)	5,803	127,898
Citigroup Capital XIII, 3M CME TERM SOFR + 6.63(c)	250	7,368
Citizens Financial Group, Inc.(c)	4,000	101,399
M&T Bank Corp.(c)	4,000	92,040
Morgan Stanley(c)	4,000	100,640
Regions Financial Corp.(c)	1,500	36,810
Total Financial		717,248

TOTAL PREFERRED STOCK
(Cost $715,258)		717,248

See Notes to Financial Statements.
4	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 2)
ASSET-BACKED SECURITIES (26.19%)
Asset Backed Securities (26.19%)
Quaker State Holdings, LLC
Series 2024-A, 9.000%, 08/02/2025(a)	$5,000,000	$5,000,000

TOTAL ASSET-BACKED SECURITIES
(Cost $5,000,000)		5,000,000

COLLATERALIZED MORTGAGE OBLIGATIONS (5.32%)
Mortgage Securities (5.32%)
Government National Mortgage Association
Series 2019-H12, 0.008%, 06/20/2069(c)(d)	1,815,461	67,703
Series 2017-H10, 0.021%, 04/20/2067(c)(d)	699,327	21,920
Series 2015-H09, 0.028%, 04/20/2065(c)(d)	481,611	15,083
Series 2019-H15, 0.033%, 09/20/2069(c)(d)	1,798,490	91,980
Series 2019-H15, 0.035%, 07/20/2069(c)(d)	1,845,541	85,936
Series 2019-H18, 0.046%, 11/20/2069(c)(d)	1,302,588	65,817
Series 2017-H16, 0.121%, 08/20/2067(c)(d)	1,107,096	35,296
Series 2017-H25, 0.263%, 11/20/2067(c)(d)	1,050,616	39,832
Series 2017-H20, 0.461%, 10/20/2067(c)(d)	1,113,857	65,499
Series 2017-H16, 0.475%, 08/20/2067(c)(d)	464,220	24,788
Series 2016-H13, 0.486%, 04/20/2066(c)(d)	511,346	27,073
Series 2015-H16, 0.490%, 07/20/2065(c)(d)	273,686	13,872
Series 2017-H22, 0.521%, 10/20/2067(c)(d)	393,825	30,361
Series 2016-H16, 0.680%, 06/20/2066(c)(d)	660,088	24,588
Series 2016-H22, 0.772%, 10/20/2066(c)(d)	729,097	29,740
Series 2018-H01, 0.929%, 01/20/2068(c)(d)	1,047,158	68,011
Series 2017-H02, 0.962%, 01/20/2067(c)(d)	365,964	12,486
Series 2013-H25, 1.131%, 08/20/2063(c)(d)	487,000	8,469
Series 2018-H04, 1.218%, 02/20/2068(c)(d)	1,464,876	58,821
Series 2013-H13, 1.300%, 06/20/2063(c)(d)	1,043,903	38,481
Series 2014-H07, 1.477%, 05/20/2064(c)(d)	1,144,008	33,936
Series 2014-H21, 1.544%, 10/20/2064(c)(d)	773,175	21,657
Series 2013-H13, 1.579%, 05/20/2063(c)(d)	1,079,571	35,034
Series 2015-H25, 1.597%, 09/20/2065(c)(d)	485,026	11,342
Series 2016-H20, 1.653%, 09/20/2066(c)(d)	790,164	24,902
Series 2018-H07, 1.665%, 03/20/2068(c)(d)	254,837	8,286
Series 2012-H27, 1.750%, 10/20/2062(c)(d)	169,905	5,471
Series 2016-H22, 1.825%, 10/20/2066(c)(d)	891,186	26,362

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2024	5

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Mortgage Securities (continued)
Series 2015-H23, 1.935%, 09/20/2065(c)(d)	$639,410	$23,954
Total Mortgage Securities		1,016,700

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,772,953)		1,016,700

CORPORATE BOND (23.95%)
Basic Materials (0.52%)
Freeport-McMoRan, Inc., Senior Unsecured 4.550%, 11/14/2024	100,000	99,304

Communications (1.38%)
AT&T, Inc., Senior Unsecured 3M CME TERM SOFR + 1.44161%, 06/12/2024(c)	263,000	263,455

Consumer, Cyclical (2.37%)
Delta Air Lines, Inc., Senior Unsecured 2.900%, 10/28/2024	105,000	103,156
General Motors Financial Co., Inc., Senior Unsecured 1D US SOFR + 0.62%, 10/15/2024(c)	350,000	350,013
Total Consumer, Cyclical		453,169

Consumer, Non-cyclical (2.10%)
Teva Pharmaceutical Finance Netherlands III BV, Senior Unsecured
6.000%, 04/15/2024	400,000	399,956

Energy (1.21%)
Occidental Petroleum Corp., Senior Unsecured
3.450%, 07/15/2024	30,000	29,933
6.950%, 07/01/2024	200,000	200,427
Total Energy		230,360

Financial Service Company (3.92%)
PCS Fund 1, L.P.,
10.000%, 08/25/2028(a)	750,000	749,384

See Notes to Financial Statements.
6	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Financials (7.54%)
Aon Global, Ltd., Senior Unsecured 3.500%, 06/14/2024	$225,000	$223,971
Athene Global Funding, Senior Secured Series REGS, SOFRINDX + 0.70%, 05/24/2024(c)	200,000	200,108
Bank of America Corp., Senior Unsecured
1D US SOFR + 0.41%, 06/14/2024(c)	362,000	362,062
3M CME TERM SOFR + 1.13161%, 10/22/2025(c)	210,000	206,255
Citizens Bank NA, Senior Unsecured 1D US SOFR + 1.45%, 10/24/2025(c)	100,000	99,614
Goldman Sachs Group, Inc., Senior Unsecured Series ., 1D US SOFR + 0.505%, 09/10/2024(c)	250,000	250,164
JPMorgan Chase & Co., Senior Unsecured 3M CME TERM SOFR + 0.58%, 06/23/2025(c)	100,000	98,844
Total Financials		1,441,018

Industrials (1.21%)
Boeing Co., Senior Unsecured
2.850%, 10/30/2024	200,000	196,413
7.950%, 08/15/2024	34,000	34,245
Total Industrials		230,658

Technology (2.10%)
Analog Devices, Inc., Senior Unsecured SOFRINDX + 0.25%, 10/01/2024(c)	300,000	300,304
VMware LLC, Senior Unsecured 1.000%, 08/15/2024	102,000	100,221
Total Technology		400,525

Utilities (1.60%)
Edison International, Senior Unsecured 3.550%, 11/15/2024	3,000	2,960

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2024	7

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
Utilities (continued)
Southern California Edison Co., Senior Secured First Lien SOFRINDX + 0.83%, 04/01/2024(c)	$302,000	$302,000
Total Utilities		304,960

TOTAL CORPORATE BOND
(Cost $4,574,172)		4,572,789

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM SECURITY (27.97%)
Money Market Funds
Fidelity Government Portfolio(e)	5.210%	5,338,202	5,338,202
			5,338,202
TOTAL SHORT TERM SECURITY
(Cost $5,338,202)			5,338,202

TOTAL INVESTMENTS (93.48%)
(Cost $19,600,585)			$17,844,939

OTHER ASSETS IN EXCESS OF LIABILITIES (6.52%)			1,243,811

NET ASSETS (100.00%)			$19,088,750

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index

LIBOR Rate:

3M US SOFR - 3 Month SOFR as of March 31, 2024 was 5.30%

3M CME TERM SOFR - 3 Month CME Term SOFR as of March 31, 2024 was 5.30%
SOFRINDX - Secured Overnight Financing Rate Index as of March 31, 2024 was1.13%
1D US SOFR - 1 Day US SOFR as of March 31, 2024 was 5.34%

See Notes to Financial Statements.
8	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Portfolio of Investments
March 31, 2024 (Unaudited)

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Level 3 securities have been fair valued under procedures established by the Board of Trustees. The total value of these securities is $6,949,384, which represents 36.41% of total net assets of the Fund. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

(b)	Non-income producing security.

(c)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.

(d)	Interest-only security.

(e)	Represents 7 day effective yield at March 31, 2024.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2024	9

Alpha Alternative Assets Fund	Statement of Assets and Liabilities
March 31, 2024 (Unaudited)

ASSETS
Investments, at value	$17,844,939
Receivable for investments sold	950,000
Receivable for shares sold	324,880
Dividends and interest receivable	161,651
Receivable due from advisor	155,392
Prepaid expenses	54,698
Total assets	19,491,560

LIABILITIES
Distributions payable	170,358
Payable to adviser	119,054
Payable for administration and accounting fees	27,400
Payable for Chief Compliance Officer fees	2,829
Payable for transfer agency fees	39,814
Payable to trustees	5,440
Payable for audit fees	9,802
Accrued expenses and other liabilities	28,113
Total liabilities	402,810
NET ASSETS	$19,088,750
Commitment and Contingencies (Note 6)

NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$23,493,564
Accumulated loss	(4,404,814)
NET ASSETS	$19,088,750

INVESTMENTS, AT COST	$19,600,585

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$6.21
Shares of beneficial interest outstanding	3,072,421

See Notes to Financial Statements.
10	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Statement of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$15,107
Interest	438,269
Other Income	1,094
Total investment income	454,470

EXPENSES
Advisory fees (Note 6)	115,433
Fund administrative fees	77,017
Transfer agent fees and expenses	37,739
Audit and tax fees	14,802
Registration fees	9,489
Custody fees	10,757
Trustees' fees and expenses	18,565
Legal fees	13,531
Chief Compliance Officer fees	16,161
Insurance fees	10,019
Printing fees	7,821
Shareholder reporting fees	39
Fund accounting fees	5,384
Miscellaneous fees	4,311
Total expenses	341,068
Advisory fees waived and other expenses absorbed (Note 6)	(155,392)
Net expenses	185,676
NET INVESTMENT INCOME	268,794

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized loss on investments	(11,176)
Net change in unrealized appreciation on investments	48,843
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	37,667
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$306,461

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2024	11

Alpha Alternative Assets Fund	Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
OPERATIONS
Net investment income	$268,794	$320,592
Net realized loss on investments	(11,176)	(5,542)
Net change in unrealized appreciation/(depreciation) on investments	48,843	(247,813)
Net increase in net assets resulting from operations	306,461	67,237

DISTRIBUTIONS
From distributable earnings	(271,741)	(327,985)
Net decrease in net assets from distributions	(271,741)	(327,985)

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	15,919,903	55,306
Reinvestment of distributions	160,061	178,978
Cost of shares redeemed	(841,157)	(854,082)
Net increase/(decrease) from capital share transactions	15,238,807	(619,798)
Net increase/(decrease) in net assets	15,273,527	(880,546)

NET ASSETS
Beginning of year	3,815,223	4,695,769
End of year	$19,088,750	$3,815,223

OTHER INFORMATION
Share Transactions
Shares sold	2,567,688	8,657
Shares reinvested	25,772	27,965
Shares redeemed	(135,760)	(134,007)
Net increase/(decrease) in capital share transactions	2,457,700	(97,385)

See Notes to Financial Statements.
12	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Statement of Cash Flows
For the Six Months Ended March 31, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$306,461
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(10,388,696)
Proceeds from disposition of investments	476,105
Amortization of premium and accretion of discount on investments	48,450
Net Sales of short-term investment securities	(5,942,751)
Net realized (gain)/loss on investments	11,176
Net change in unrealized (appreciation)/depreciation on investments	(48,843)
(Increase) decrease in assets:
Receivable due from adviser	26,312
Dividends and interest receivable	(115,281)
Prepaid expenses and other assets	(35,636)
Increase (decrease) in liabilities:
Payable to trustee	1,690
Payable to advisor	119,054
Accrued legal and audit fees payable	(19,698)
Accrued fund accounting and administration fees payable	(5,852)
Accrued transfer agency' fees payable	27,680
Accrued chief compliance officer fee payable	(410)
Other payables and accrued expenses	3,066
Net cash used in operating activities	(15,537,173)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	15,607,399
Cost of shares redeemed	(1,047,809)
Cash distributions paid	27,583
Net cash used in financing activities	14,587,173

NET DECREASE IN CASH FOR THE PERIOD	(950,000)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$–
CASH AND CASH EQUIVALENTS, END OF PERIOD	$(950,000)

Non-cash financing activities not included herein consist of reinvestment of distributions of:	$160,061

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2024	13

Alpha Alternative Assets Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period
	October 3, 2023
	(Inception) to
	March 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$6.18
INCOME FROM OPERATIONS
Net investment income(a)	0.12
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	0.11

DISTRIBUTIONS
From net investment income	(0.14)
From net realized gain on investments	–
Total distributions	(0.14)

DECREASE IN NET ASSET VALUE	(0.03)
NET ASSET VALUE, END OF PERIOD	$6.15
TOTAL RETURN(b)	–	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)	$10,047

RATIOS TO AVERAGE NET ASSETS
Expenses	6.81	%(d)
Expenses, after waiver	2.65	%(d)
Net investment income, after waiver	4.08	%(d)

PORTFOLIO TURNOVER RATE	22	%(c)

(a)	Based on average shares outstanding for the period.
(b)	Total returns would have been lower had expenses not been waived by the investment advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchase of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.
14	www.alphagrowthmgt.com

Alpha Alternative Assets Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six
	Months Ended	For the	For the	For the	For the
	March 31,	Year Ended	Year Ended	Year Ended	Period Ended
	2024	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2023	2022	2021	2020*

NET ASSET VALUE, BEGINNING OF PERIOD	$6.21	$6.59	$9.43	$10.25	$10.00

INCOME FROM OPERATIONS

Net investment income(a)	0.11	0.47	0.41	0.49	0.68

Net realized and unrealized gain/(loss) on investments	(0.02)	(0.37)	(2.25)	(0.81)	0.16
Total from investment operations	0.09	0.10	(1.84)	(0.32)	0.84

DISTRIBUTIONS

From net investment income	(0.09)	(0.46)	(0.44)	(0.50)	(0.59)

From net realized gain on investments	–	(0.02)	(0.56)	–	–
Total distributions	(0.09)	(0.48)	(1.00)	(0.50)	(0.59)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2024	15

Alpha Alternative Assets Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six
	Months Ended		For the	For the		For the		For the
	March 31,		Year Ended	Year Ended		Year Ended		Period Ended
	2024		September 30,	September 30,		September 30,		September 30,
	(Unaudited)		2023	2022		2021		2020*

INCREASE/(DECREASE) IN NET ASSET VALUE	–		(0.38)	(2.84)		(0.82)		0.25

NET ASSET VALUE, END OF PERIOD	$6.21		$6.21	$6.59		$9.43		$10.25
TOTAL RETURN(b)	1.43	%(c)	1.54%	(21.00)%		(3.25	)%(d)	8.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000's)	$18,907		$3,815	$4,696		$10,945		$10,542
RATIOS TO AVERAGE NET ASSETS
Expenses	4.41	%(e)	11.67%	6.36%		5.66	%(f)(g)	7.99	%(f)

Expenses, after waiver	2.40	%(e)	2.40%	1.99	%(h)	1.95	%(f)	1.95	%(f)

Net investment income, after waiver	3.47	%(e)	7.29%	5.33%		4.95	%(f)	6.57	%(f)

PORTFOLIO TURNOVER RATE	22	%(c)	95%	24%		132%		89%

See Notes to Financial Statements.
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Alpha Alternative Assets Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

*	The Fund was organized with 10,000 shares of beneficial interest on August 29, 2019 for $100,000, which represents the seed investment made by the Principals of the Former Adviser. The Fund commenced operations on October 1, 2019.

(a)	Based on average shares outstanding for the period.

(b)	Total returns would have been lower had expenses not been waived by the investment advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchase of Fund shares.
(c)	Not annualized.

(d)	0.62% of the Fund's total return consists of voluntary reimbursement by the adviser for tax expense. Excluding this item, total return would have been (3.87)%
(e)	Annualized.

(f)	Ratio of brokerage fees to average net assets was less than 0.005%.

(g)	Includes tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 5.09%

(h)	Effective September 1, 2022, the Advisor has contractually agreed to limit the operating expenses to 2.40%. Prior to September 1, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.95%.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2024	17

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

The Alpha Alternative Assets Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933 (the “Securities Act”) on May 9, 2019 and is authorized as a Delaware statutory trust. The Fund operates as an interval fund. Alpha Growth Management, LLC (“Alpha Growth”) serves as the investment adviser (the “Adviser”) of the Fund. Prior to September 1, 2022, A3 Financial Investments, LLC (“Previous Adviser”) served as the investment adviser of the Fund. The Fund’s investment objective is current income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

For equity securities and mutual funds that are traded on an exchange, the market price is the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their net assets value (“NAV”).

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

The Investment Adviser has designated a valuation committee to oversee the funds valuation of the Fund’s investment portfolio. Alpha Growth Management, LLC serves as the Investment Adviser.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2024	19

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

ALPHA ALTERNATIVE ASSETS FUND

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value(k)	Quoted Prices	Inputs	Inputs	Total
Asset-Backed Securities	$–	$–	$5,000,000	$5,000,000
Preferred Stock
Financial	$717,248	$–	$–	$717,248
Collateralized Mortgage
Obligations	–	1,016,700	–	1,016,700
Common Stock	–	–	1,200,000	1,200,000
Corporate Bond
Basic Materials	–	99,304	–	99,304
Communications	–	263,455	–	263,455
Consumer, Cyclical	–	453,169	–	453,169
Consumer, Non-cyclical	–	399,956	–	399,956
Energy	–	230,360	–	230,360
Financial	–	1,441,018	–	1,441,018
Financial Service Company	–	–	749,384	749,384
Industrial	–	230,658	–	230,658
Technology	–	400,525	–	400,525
Utilities	–	304,960	–	304,960
Short Term Security	5,338,202	–	–	5,338,202
Total	$6,055,450	$4,840,105	$6,949,384	$17,844,939

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

											Net change in
											unrealized
											appreciation/
											(depreciation)
											included in the
											Statements of
											Operations
											attributable
					Change in					Balance	to Level 3
	Balance as of	Accrued	Return	Realized	Unrealized			Transfer	Transfer	as of	investments
	October 1,	Discount/	of	Gain/	Appreciation/		Sales	into	Out of	March 31,	held at
Asset Type	2023	premium	Capital	(Loss)	Depreciation	Purchases	Proceeds	Level 3	Level 3	2024	March 31, 2024
Common Stock	–	–	–	–	–	1,200,000	–	–	$–	$1,200,000	$–
Collateralized Mortgage Obligations	16,049	–	–	–	(3,563)	–	–	–	$(12,486)	$–	$–
Corporate Bond	749,794	–	–	–	(410)	–	–	–	$–	$749,384	$(410)
Asset Backed Securities	–	–	–	–	–	5,000,000	–	–	$–	$5,000,000	$–
	$765,843	$–	$–	$–	$(3,973)	$6,200,000	$–	$–	$(12,486)	$6,949,384	$(410)

(a)	Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2024.

					Impact to
					Valuation
					from an
		Valuation	Unobservable	Range of	Increase in
Investments	Fair Value	Technique	Inputs	Inputs	Input (1)
Corporate Bond	749,384	Income Approach	Collateral Control	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Semi-Annual Report | March 31, 2024	21

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Credit Risk

There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of a debt instrument by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a debt instrument and thereby in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the debt instrument. Default, or the market’s perception that an issuer is likely to default, could reduce the value of a debt instrument, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made. As of and during the six months ended March 31, 2024, the

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions and has concluded that as of March 31, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

As of and during the six months ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund will repurchase the shares

Semi-Annual Report | March 31, 2024	23

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2024 (Unaudited)

on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

3. TAX BASIS INFORMATION

The tax character of distributions paid by the Fund for the year ended September 30, 2023, were as follows:

Distributions Paid From:
Ordinary Income	$325,273
Net long-term capital gains	2,712
Total distributions paid	$327,985

Long-Term Capital
	Ordinary Income	Gain
Alpha Alternative Assets Fund	$–	$–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2024, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

The Alpha Alternative
Assets Fund
Gross appreciation
(excess of value over tax cost)	$16,443
Gross depreciation
(excess of tax cost over value)	(1,772,089)
Net unrealized appreciation	$(1,755,646)
Cost of investments for income tax purposes	$20,550,585

There are no temporary differences.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the prior fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Alpha Alternative Assets Fund	$184,681	$2,449,874

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Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2024, were as follows:

	Purchases of	Proceeds From Sales of
Fund	Securities	Securities
The Alpha Alternative Assets Fund	$10,388,696	$1,425,000

5. CAPITAL STOCK

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment in the Fund by any investor is $100,000. However, there are no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of the Adviser or Distributor or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Adviser. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use commercially reasonable efforts to sell the shares.

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the shareholders’ desire for liquidity. A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Semi-Annual Report | March 31, 2024	25

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV per share determined as of the close of regular trading on the New York Stock Exchange no later than the 14th day after the repurchase offer ends, or the next business day if the 14th day is not a business day. The results of the repurchase offers conducted for the six months ended March 31, 2024 are as follows:

Commencement Date	November 16, 2022	February 17, 2023	May 16, 2023	August 15, 2023
Repurchase Request	December 16, 2022	March 17, 2023	June 16, 2023	September 15, 2023
Repurchase Pricing date	December 30, 2022	March 31, 2023	June 30, 2023	September 29, 2023

Net Asset Value as of Repurchase Offer Date	$6.45	$6.49	$6.34	$6.21
Amount Repurchased	$212,328	$224,122	$210,979	$206,653
Percentage of Outstanding Shares Repurchased	4.55%	4.93%	4.92%	5.18%

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Alpha Growth Management, LLC serves as the Fund’s investment adviser pursuant to a management agreement with the Fund that has an initial two-year term and is subject to annual renewal thereafter by the Fund’s Board of Trustees (the “Board”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s average daily net assets (the “Advisory Fee”).

The Adviser and the Fund have entered into an operating expenses limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least January 31, 2024, to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expenses and dividends on short sales, and any fees and expenses incurred in connection with credit facilities including any commitment fees on borrowings, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs, collateral valuations, liquidation and custody costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses including but not limited to litigation costs) to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.40% per annum of the Fund’s average daily net assets.

For the six months ended March 31, 2024, the Adviser waived fees and reimbursed expenses totaling $407,387. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses were absorbed by the Adviser, the Adviser may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the

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Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At March 31, 2024, the amount of these potentially recoverable expenses is $596,163 expiring on the dates below:

As of March 31 2024, the balance of recoupable expenses was as follows:

	Class A	Class I
September 30, 2025	–	33,383
September 30, 2026	–	407,387
September 30, 2027	205	155,188
Total	205	595,958

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2024, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

Certain officers and a Trustee of the Fund are employees of the Adviser or affiliated with the Distributor.

Semi-Annual Report | March 31, 2024	27

Alpha Alternative Assets Fund	Notes to Financial Statements
March 31, 2024 (Unaudited)

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Based on the evaluation, no adjustments were required to the financial statements as of March 31, 2024.

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Alpha Alternative Assets Fund	Additional Information
March 31, 2024 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-781-283-8500 or by writing to Polen Capital Credit, LLC at 1075 Main Street, Suite 320, Waltham, MA 02

Semi-Annual Report | March 31, 2024	29

Alpha Alternative Assets Fund	Privacy Policy
March 31, 2024 (Unaudited)

WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●        Social Security number

●        Account transactions

●        Account balances

●        Transaction history

●        Wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions? Call (949) 326-9769 or visit fund website: https://funds.alphagrowthmgt.com/

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Alpha Alternative Assets Fund	Privacy Policy
March 31, 2024 (Unaudited)

Who is providing this notice?	Alpha Alternative Assets Fund
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●      Open an account

●      Provide account information

●      Give us your contact information

●      Make deposits or withdrawals from your account

●      Make a wire transfer

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     Affiliates from using your information to market to you

●     Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.
Alpha	The excess returns earned on an investment above the benchmark return.

Semi-Annual Report | March 31, 2024	31

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable able for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable able for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable able for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable to the registrant.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Alpha Alternative Assets Fund

Proxy Voting Policy and Procedures

The Fund has adopted a Proxy Voting Policy (the “Proxy Voting Policy”) used to determine how the Fund votes proxies relating to its portfolio securities. Under the Fund’s Proxy Voting Policy, the Fund has, subject to the oversight of the Fund’s Board, delegated to the Investment Adviser the following duties: (1) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (2) to assist the Fund in disclosing its proxy voting record as required by Rule 30bl-4 under the 1940 Act (the “Proxy Duties”).

The Fund’s CCO shall ensure that the Investment Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Fund.

A.	General

The Fund believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Fund is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to the Investment Advisers

The Fund believes that the Investment Adviser is in the best position to make individual voting decisions for the Fund consistent with this Proxy Voting Policy. Therefore, subject to the oversight of the Board, the Investment Adviser is hereby delegated the following duties:

(1)	to make the proxy voting decisions for the Fund, in accordance with the Proxy Voting Policy of the Investment Adviser except as provided herein; and

(2)	to assist the Fund in disclosing its proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

(3)	Annually the Investment Adviser will provide to the Board a proxy voting report showing all proxies for the year.

The Board, including a majority of the Independent Trustees of the Board, must approve each Proxy Voting and Disclosure Policy of the Investment Adviser (the “Investment Adviser Voting Policy”) as it relates to the Fund. The Board must also approve any material changes to the Investment Adviser Voting Policy no later than six (6) months after adoption by the Investment Adviser.

C.	Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Investment Adviser or an affiliated person of the Fund, or its investment adviser, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Proxy Voting Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Investment Adviser Voting Policy, provided such specific voting policy was approved by the Board.

D.	Preparation and Filing of Proxy Voting Record on Form N-PX

The Fund will annually file its complete proxy voting record with the SEC on Form N-PX.

The Administrator will be responsible for oversight and completion of the filing of the Fund’s reports on Form N-PX with the SEC. The Administrator will file Fonn N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

Adopted: November 21, 2023

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “Exchange Act”). No such proposals were received.

Item 16. Controls and Procedures.

(a)	The registrant’s President (Principal Executive Officer) and (Treasurer) Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under 1940 Act) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable to registrant.

(b)	Not Applicable to registrant.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications pursuant to Section Rule 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Alternative Assets Fund

By:	/s/ Christopher Shaw
Christopher Shaw
(President and Principal Executive Officer)

Date:	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Shaw
Christopher Shaw
(President and Principal Executive Officer)

Date:	June 7, 2024

By:	/s/ Jill McFate
Jill McFate
(Treasurer and Principal Financial Officer)

Date:	June 7, 2024